Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000082229 | iShares MSCI EAFE ETF8213889
Holdings [Line Items]
Percent of Total Investments	4.70%
C000082229 | Rolls-Royce Holdings PLC8213317
Holdings [Line Items]
Percent of Total Investments	3.40%
C000082229 | Alstom S.A.8213253
Holdings [Line Items]
Percent of Total Investments	2.60%
C000082229 | Barclays PLC8213284
Holdings [Line Items]
Percent of Total Investments	2.40%
C000082229 | Taiwan Semiconductor Manufacturing Co. Ltd.8213830
Holdings [Line Items]
Percent of Total Investments	2.20%
C000082229 | Reckitt Benckiser Group PLC8213314
Holdings [Line Items]
Percent of Total Investments	2.20%
C000082229 | Akzo Nobel NV8213705
Holdings [Line Items]
Percent of Total Investments	2.00%
C000082229 | Roche Holding AG8213216
Holdings [Line Items]
Percent of Total Investments	1.90%
C000082229 | Tencent Holdings Ltd.8213418
Holdings [Line Items]
Percent of Total Investments	1.90%
C000082229 | Renesas Electronics Corp.8213584
Holdings [Line Items]
Percent of Total Investments	1.90%
C000082229 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000082229 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000082229 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000082229 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000082229 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082229 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000082229 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000082229 | India
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000082229 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000082229 | China
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000082229 | France
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000082229 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000082230 | iShares MSCI EAFE ETF8213889
Holdings [Line Items]
Percent of Total Investments	4.70%
C000082230 | Rolls-Royce Holdings PLC8213317
Holdings [Line Items]
Percent of Total Investments	3.40%
C000082230 | Alstom S.A.8213253
Holdings [Line Items]
Percent of Total Investments	2.60%
C000082230 | Barclays PLC8213284
Holdings [Line Items]
Percent of Total Investments	2.40%
C000082230 | Taiwan Semiconductor Manufacturing Co. Ltd.8213830
Holdings [Line Items]
Percent of Total Investments	2.20%
C000082230 | Reckitt Benckiser Group PLC8213314
Holdings [Line Items]
Percent of Total Investments	2.20%
C000082230 | Akzo Nobel NV8213705
Holdings [Line Items]
Percent of Total Investments	2.00%
C000082230 | Roche Holding AG8213216
Holdings [Line Items]
Percent of Total Investments	1.90%
C000082230 | Tencent Holdings Ltd.8213418
Holdings [Line Items]
Percent of Total Investments	1.90%
C000082230 | Renesas Electronics Corp.8213584
Holdings [Line Items]
Percent of Total Investments	1.90%
C000082230 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000082230 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000082230 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000082230 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000082230 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082230 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000082230 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000082230 | India
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000082230 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000082230 | China
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000082230 | France
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000082230 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	20.50%